Statement of Net Assets Available for Plan Benefits - EBP 004 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at fair value (notes 3 and 4)	$ 9,317,819	$ 8,083,350
Notes receivable from participants	69,160	64,574
Employer contribution receivable (note 1)	62,333	59,087
Accrued dividends and interest	0	1,856
Other receivables	39	0
Total assets	9,449,351	8,208,867
EBP, Liability [Abstract]
Other liabilities	0	535
Total liabilities	0	535
Net assets available for plan benefits	$ 9,449,351	$ 8,208,332